Lease - Lease liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Lease.
Additions to lease liability	$ 242
Lease Interest	10
Lease repayment	(34)
Lease Liabilities - ending balance	$ 218